Goodwill (Tables)	12 Months Ended
Jul. 31, 2022
Goodwill [Abstract]
Schedule of reconciliation of changes in goodwill
$
Balance as at July 31, 2020	-
Acquisition - Zenabis (Note 15)	88,189
Balance as at July 31, 2021	88,189
Acquisition - Redecan (Note 15)	275,397
Acquisition - 48North (Note 15)	11,453
Impairment	(375,039)
Balance as at July 31, 2022	-